Average Annual Total Returns - Value Fund	Value Fund 1 YR	Value Fund 5 YR	Value Fund 10 YR	Value Fund Returns after taxes on distributions 1 YR	Value Fund Returns after taxes on distributions 5 YR	Value Fund Returns after taxes on distributions 10 YR	Value Fund Returns after taxes on distributions and sale of fund shares 1 YR	Value Fund Returns after taxes on distributions and sale of fund shares 5 YR	Value Fund Returns after taxes on distributions and sale of fund shares 10 YR	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) 1 YR	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) 5 YR	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	7.61%	12.03%	11.97%	3.54%	8.86%	9.85%	6.81%	8.87%	9.29%	2.80%	9.74%	10.50%